Other current and non-current liabilities - Movement in Unfavorable Drilling Contracts (Details) - USD ($) $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021
Other Liabilities [Line Items]
Gross carrying amount beginning balance	$ 85	$ 85
Aquadrill acquisition		49
Gross carrying amount ending balance	85	134
Accumulated amortization, beginning balance	0	(15)
Amortization	(15)	(67)
Accumulated amortization, ending balance	(15)	(82)
Net carrying amount	$ 70	$ 52	$ 85	$ 85	$ 6
Predecessor
Other Liabilities [Line Items]
Net carrying amount				6
Fresh Start Adjustments
Other Liabilities [Line Items]
Net carrying amount				$ 79